Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,157,585	$ 3,385,383	$ 553,924
Less: Accumulated amortization	(166,234)	(39,964)
Intangible assets, net	2,991,351	3,345,419	553,924
Self developed communications platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,761,702	1,948,008	553,924
Distribution channel [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	942,411	970,424
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	449,458	462,818
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,014	$ 4,133